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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6738

                  Van Kampen Ohio Value Municipal Income Trust
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               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
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               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/05


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Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN OHIO VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS JULY 31, 2005 (UNAUDITED)

PAR
AMOUNT
(000)         DESCRIPTION                                                COUPON    MATURITY         VALUE
              MUNICIPAL BONDS    156.0%
              OHIO    142.5%
 $       400  Akron Bath Copley, OH Jt Twp Hosp Fac Summa Hosp
              Ser A                                                        5.375%  11/15/18         $  413,652
       1,000  Akron, OH Ctf Part Akron Muni Baseball Stad Proj
              (Prerefunded @ 12/01/06)                                     6.900   12/01/16          1,055,800
         850  Cleveland Cuyahoga Cnty, OH Port Auth Rev Dev
              Port Cleveland Bd Fd Ser A (LOC: Fifth Third Bank)           6.250   05/15/16            893,401
         850  Cleveland-Cuyahoga Cnty, OH Port Auth Rev Dev
              Rita Proj (Radian Insd)                                      5.000   11/15/19            893,809
       1,000  Cleveland-Cuyahoga Cnty, OH Port Auth Rev Student
              Hsg Euclid Ave Fenn Proj (AMBAC Insd)                        5.000   08/01/28          1,056,430
       1,000  Cuyahoga Cnty, OH Multi-Family Rev Hsg Dalebridge
              Apts (AMT) (GNMA Collateralized)                             6.500   10/20/20          1,023,250
         400  Cuyahoga Cnty, OH Multi-Family Rev Hsg Wtr Str
              Assoc (AMT) (GNMA Collateralized)                            6.150   12/20/26            430,704
       1,000  Dayton, OH Arpt Rev Rfdg (AMT) (Radian Insd)                 5.350   12/01/32          1,045,750
       1,225  Fairfield, OH City Sch Dist (Prerefunded @
              12/01/05) (FGIC Insd)                                        7.200   12/01/12          1,280,260
       1,000  Franklin Cnty, OH Rev Mtg Seton Square North Proj
              (FHA Gtd)                                                    6.150   10/01/18          1,017,050
       1,000  Garfield Heights, OH City Sch Dist Sch Impt (FSA
              Insd)                                                        5.000   12/15/22          1,064,980
       1,000  Greene Cnty, OH Swr Sys Rev Govt Enterprise
              (Prerefunded @ 12/01/10) (AMBAC Insd) (a)                    5.625   12/01/25          1,120,520
       2,145  Groveport, OH Inc Tax Rcpt (MBIA Insd) (b)                   5.000   12/01/20          2,292,662
       2,025  Hamilton Cnty, OH Sales Tax Sub Ser B Cap Apprec
              (AMBAC Insd)                                                   *     12/01/23            887,355
         595  Lake Loc Sch Dist OH Wood Cap Apprec (MBIA Insd)
              (b)                                                            *     12/01/12            449,201
       1,000  Lakota, OH Loc Sch Dist (AMBAC Insd)                         7.000   12/01/09          1,146,980
       1,000  Lorain Cnty, OH Hosp Rev Catholic Hlthcare                   5.375   10/01/30          1,047,130
       1,000  Lorain Cnty, OH Hosp Rev Catholic Hlthcare Part
              Ser B (MBIA Insd)                                            5.625   09/01/15          1,068,110
       1,000  Lorain Cnty, OH Hosp Rev EMH Regl Med Ctr Rfdg
              (AMBAC Insd)                                                 7.750   11/01/13          1,032,000
       1,000  Mahoning Cnty, OH Hosp Fac Forum Hlth Oblig Group
              Ser A                                                        6.000   11/15/32          1,087,510
         385  Marion Cnty, OH Hosp Rev Cmnty Hosp Impt & Rfdg
              (Prerefunded @ 05/15/06)                                     6.375   05/15/11            402,968


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
       1,000  Miami Cnty, OH Hosp Fac Rev Impt Upper Vly Med
              Ctr Ser C Rfdg                                               6.250   05/15/13          1,036,380
       1,000  Miami Univ OH Rfdg (AMBAC Insd)                              5.000   12/01/22          1,064,860
       1,000  Montgomery Cnty, OH Hosp Rev Grandview Hosp & Med
              Ctr Rfdg (Prerefunded @ 12/01/09)                            5.600   12/01/11          1,085,690
       2,000  Montgomery Cnty, OH Rev Catholic Hlth Initiatives
              (Escrowed to Maturity)                                       6.000   12/01/26          2,245,260
       1,000  Ohio Hsg Fin Agy Single Family Mtg Rev
              (Prerefunded @ 01/15/14) (FGIC Insd)                           *     01/15/15            646,040
       1,000  Ohio Muni Elec Generation Agy Jt Venture 5 Ctf
              Ben Int (MBIA Insd)                                            *     02/15/25            408,770
       1,000  Ohio Muni Elec Generation Agy Jt Venture 5 Ctf
              Ben Int (MBIA Insd)                                            *     02/15/30            316,310
       1,000  Ohio St Rev Major New St Infrastructure 1                    5.000   06/15/11          1,082,230
       2,000  Ohio St Univ Gen Rcpt Ser A                                  5.000   12/01/26          2,098,100
         845  Penta Career Ctr OH Ctf (FGIC Insd)                          5.250   04/01/18            925,275
       2,000  Springboro, OH Cmnty City Sch Dist Sch Impt (MBIA
              Insd)                                                        5.250   12/01/20          2,191,500
       1,895  Sugarcreek, OH Loc Sch Dist Sch Impt & Rfdg (MBIA
              Insd)                                                        5.250   12/01/27          2,068,468
       1,040  Toledo, OH Sew Sys Rev (AMBAC Insd) (b)                      5.000   11/15/24          1,102,483
         500  Toledo-Lucas Cnty, OH Port Auth Crocker Park Pub
              Impt Proj                                                    5.375   12/01/35            529,075
                                                                                              -----------------
                                                                                                    37,509,963
                                                                                              -----------------

              PUERTO RICO    9.2%
       1,500  Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser Y
              Rfdg (FSA Insd)                                              6.250   07/01/21          1,885,440
         500  Puerto Rico Comwlth Infrastructure Fin Auth Spl
              Ser B                                                        5.000   07/01/41            522,135
                                                                                              -----------------
                                                                                                     2,407,575
                                                                                              -----------------

              U. S. VIRGIN ISLANDS    4.3%
       1,000  Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes
              Ln Nt Ser A                                                  6.375   10/01/19          1,133,340
                                                                                              -----------------


TOTAL LONG-TERM INVESTMENTS    156.0%
   (Cost $38,102,923)                                                                               41,050,878

SHORT-TERM INVESTMENT    0.4%
   (Cost $100,000)                                                                                     100,000
                                                                                              -----------------

TOTAL INVESTMENTS    156.4%
   (Cost $38,202,923)                                                                               41,150,878

OTHER ASSETS IN EXCESS OF LIABILITIES    0.6%                                                          169,584

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (57.0%)                                     (15,006,186)
                                                                                              -----------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                   $26,314,276
                                                                                              =================

Percentages are calculated as a percentage of net assets applicable to common shares.

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*             Zero coupon bond

(a) Asset segregated as collateral for open futures transactions.

(b)           The Trust owns 100% of the bond issuance.

AMBAC       - AMBAC Indemnity Corp.
AMT         - Alternative Minimum Tax
FGIC        - Financial Guaranty Insurance Co.
FHA         - Federal Housing Administration
FSA         - Financial Security Assurance Inc.
GNMA        - Government National Mortgage Association
LOC         - Letter of Credit
MBIA        - Municipal Bond Investors Assurance Corp.
Radian      - Radian Asset Assurance


Future contracts outstanding as of July 31, 2005:

SHORT CONTRACTS:                                                                                 UNREALIZED
                                                                                                APPRECIATION/
                                                                                   CONTRACTS    DEPRECIATION
              U.S. Treasury Notes 10-Year Futures September 05
              (Current Notional Value of $110,984 per contract)                            21       $  16,650


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Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Ohio Value Municipal Income Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
  -----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 19, 2005

By: /s/ Phillip G. Goff
    -------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: September 19, 2005